Summary - Invesco U. S. Mid Cap Value Fund, Class A, B, C and Y | Invesco U.S. Mid Cap Value Fund
Fund Summary - Invesco U.S. Mid Cap Value Fund
Investment Objective(s)
The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco U.S. Mid Cap Value Fund	Class A, Invesco U.S. Mid Cap Value Fund	Class B, Invesco U.S. Mid Cap Value Fund	Class C, Invesco U.S. Mid Cap Value Fund	Class Y, Invesco U.S. Mid Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco U.S. Mid Cap Value Fund		Class A, Invesco U.S. Mid Cap Value Fund	Class B, Invesco U.S. Mid Cap Value Fund	Class C, Invesco U.S. Mid Cap Value Fund	Class Y, Invesco U.S. Mid Cap Value Fund
Management Fees		0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Other Expenses		0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	1.34%	2.09%	2.09%	1.09%
Fee Waiver and/or Expense Reimbursement	[2]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28%	2.03%	2.03%	1.03%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.27%, Class B shares to 2.02%, Class C shares to 2.02% and Class Y shares to 1.02% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco U.S. Mid Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco U.S. Mid Cap Value Fund	Class A	673	946	1,238	2,069
Class B, Invesco U.S. Mid Cap Value Fund	Class B	706	949	1,318	2,224
Class C, Invesco U.S. Mid Cap Value Fund	Class C	306	649	1,118	2,416
Class Y, Invesco U.S. Mid Cap Value Fund	Class Y	105	341	595	1,323

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco U.S. Mid Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco U.S. Mid Cap Value Fund	Class A	673	946	1,238	2,069
Class B, Invesco U.S. Mid Cap Value Fund	Class B	206	649	1,118	2,224
Class C, Invesco U.S. Mid Cap Value Fund	Class C	206	649	1,118	2,416
Class Y, Invesco U.S. Mid Cap Value Fund	Class Y	105	341	595	1,323

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of Morgan Stanley U.S. Mid Cap Value Portfolio (the predecessor fund) and the Fund for the fiscal year ended September 30, 2010 was 60% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period October 1, 2010 to April 30, 2011 was 26% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. As of July 29, 2011, these market capitalizations range between $480 million and $18.3 billion. The Fund may purchase stocks that typically do not pay dividends. In pursuing its investment objective, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria. The Fund may also use derivative instruments as discussed below. These derivative instruments used by the Fund will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, options, and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Medium Capitalization Companies. Investing in securities of medium capitalization companies may involve greater risk than is customarily associated with investing in more established companies. Often, medium capitalization companies and the industries in which they are focused are still evolving. Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

Foreign Currency. The Fund’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, investments in REITs may involve duplication of management fees and certain other expenses. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I, Investment Class and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I and Investment Class shares of the predecessor fund were reorganized into Class Y shares of the Fund on June 1, 2010. Class P shares of the predecessor fund were reorganized into Class A shares of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B and Class C shares are those of Class P shares of the predecessor fund. Class B and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class Y shares year-to-date (ended June 30, 2011): 7.76% Best Quarter (ended September 30, 2009): 23.65% Worst Quarter (ended December 31, 2008): (27.41)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco U.S. Mid Cap Value Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco U.S. Mid Cap Value Fund	Class A shares: Inception (07/17/98)					20.21%	6.37%	5.46%	Jul. 17, 1998
Return Before Taxes Class B, Invesco U.S. Mid Cap Value Fund	Class B shares: Inception (06/01/10)	[1]				21.19%	6.46%	5.42%	Jun. 01, 2010
Return Before Taxes Class C, Invesco U.S. Mid Cap Value Fund	Class C shares: Inception (06/01/10)	[1]				25.23%	6.78%	5.26%	Jun. 01, 2010
Return Before Taxes Class Y, Invesco U.S. Mid Cap Value Fund	Class Y shares: Inception (12/30/94)		Return Before Taxes			27.48%	7.94%	6.36%	Dec. 30, 1994
Return After Taxes on Distributions Class Y, Invesco U.S. Mid Cap Value Fund	Class Y shares: Inception (12/30/94)		Return After Taxes on Distributions			27.37%	7.80%	6.26%	Dec. 30, 1994
Return After Taxes on Distributions and Sale of Fund Shares Class Y, Invesco U.S. Mid Cap Value Fund	Class Y shares: Inception (12/30/94)		Return After Taxes on Distributions and Sale of Fund Shares			18.00%	6.86%	5.57%	Dec. 30, 1994
Russell Midcap Value Index			Russell Midcap® Value Index	[2]	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.07%
Lipper Mid-Cap Value Funds Index			Lipper Mid-Cap Value Funds Index	[2]		21.64%	4.19%	7.30%
S&P 500 Index			S&P 500® Index	[2]	(reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
[1]	Class B and Class C shares' performance shown prior to the inception date is that of the predecessor fund's Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[2]	The Fund has elected to include three benchmark indices: the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the S&P 500 Index. The Russell Midcap Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Mid-Cap Value Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500 as its broad-based benchmark instead of the Russell Midcap Value Index to provide investors a broad proxy for the U.S. market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.